CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Current:
Cash and cash equivalents	$ 4,377	$ 53,517	$ 55,089
Advances	1,152	1,052	1,000
Deferred financing costs		0	38,052
Prepaid expenses	76,216	88,288	9,109
Total current assets	81,745	142,857	103,250
Property and equipment, net	17,629	32,338	49,792
Total assets	99,374	175,195	153,042
Current:
Current portion of long-term debt	2,153	6,149	5,594
Convertible promissory note, net of debt discount of $22,492 and $41,928	33,008	516,018	4,193,090
Accounts payable and accrued liabilities	337,787	250,932	254,261
Accrued wages to related parties	473,992	404,992	340,992
Accrued interest		0	1,465,059
Derivative liability	78,277	216,705	46,985
Total current liabilities	925,217	1,394,796	6,305,981
Long-term:
Long-term debt, net of current portion	0	561	6,710
Long-term convertible note payable	79,376	106,697	0
Total long-term liabilities	79,376	107,258	6,710
Total liabilities	1,004,593	1,502,054	6,312,691
Stockholders' deficit
Common stock - $.00001 par value; 6,250,000,000 and 1,250,000,000 shares authorized; 1,498,470,660 and 920,001,430 shares issued and outstanding	14,985	9,200	8,302
Stock subscription receivable	(55,673)	(55,673)	0
Additional paid-in capital	51,431,764	49,798,278	49,026,144
Accumulated deficit	(52,296,295)	(51,078,664)	(55,194,095)
Total stockholders' deficit	(905,219)	(1,326,859)	(6,159,649)
Total liabilities and shareholders' deficit	$ 99,374	$ 175,195	$ 153,042